DEPOSITS (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Schedule Of Deposit Liabilities [Line Items]
Non-interest bearing checking accounts	$ 4,073	$ 3,786
Checking accounts	14,904	13,364
Savings accounts	51,371	46,277
Money market demand deposits	13,255	13,010
Total demand, transaction and passbook deposits	83,603	76,437
Original maturities of:
Less than 12 months	75,856	92,271
12 months to 36 months	35,616	38,705
More than 36 months	4,626	5,729
Total certificates of deposit	116,098	136,705
Total deposits	$ 199,701	$ 213,142